Property and Equipment, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,152	$ 946